Investments (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Assets	R$ 49,703,700	R$ 49,537,535
Current assets	9,327,249	11,189,872
Non-current assets	40,376,451	38,347,663
Current liabilities	7,156,597	7,979,993
Non-current liabilities	21,415,878	19,382,307
Equity	21,131,225	22,175,235	R$ 20,250,518	R$ 17,598,212
Operating expense	(16,928,407)	(19,119,637)	(13,347,822)
Finance income (cost)	(1,966,037)	(327,361)	866,271
Tax expense (income)	(199,122)	1,259,632	1,285,365
NET INCOME	1,149,321	5,048,602	3,909,750
Comprehensive income	1,359,308	5,201,347	3,730,595
Cash flows from (used in) operating activities	3,902,649	3,386,832	3,940,844
Cash flows from (used in) investing activities	(2,774,996)	31,908	(1,667,571)
Cash flows from (used in) financing activities	(1,922,041)	(2,884,427)	(1,715,113)
Increase (decrease) in cash and cash equivalents after effect of exchange rate changes	(794,388)	534,313	558,160
Compagas [Member]
IfrsStatementLineItems [Line Items]
Assets	1,083,713	827,901
Current assets	282,714	355,500
Non-current assets	800,999	472,401
Liabilities	1,083,713	827,901
Current liabilities	419,277	220,216
Non-current liabilities	107,306	99,784
Equity	557,130	507,901
Revenue	1,297,034	783,277	535,206
Operating expense	(1,076,181)	(654,643)	(452,495)
Finance income (cost)	28,440	9,817	(764)
Tax expense (income)	(70,092)	(38,860)	(22,967)
NET INCOME	179,201	99,591	58,980
Other comprehensive income	1,433	294	(343)
Comprehensive income	180,634	99,885	58,637
Cash flows from (used in) operating activities	280,480	178,800	101,708
Cash flows from (used in) investing activities	(427,175)	(14,273)	(17,120)
Cash flows from (used in) financing activities	(2,887)	(64,545)	(115,625)
Increase (decrease) in cash and cash equivalents after effect of exchange rate changes	(149,582)	99,982	(31,037)
Cash and cash equivalents at the beginning of the year	210,641	110,659	141,696
Cash and cash equivalents at the end of the year	61,059	210,641	110,659
Elejor [Member]
IfrsStatementLineItems [Line Items]
Assets	848,198	813,670
Current assets	224,833	166,890
Non-current assets	623,365	646,780
Liabilities	848,198	813,670
Current liabilities	111,142	107,772
Non-current liabilities	771,897	746,843
Equity	(34,841)	(40,945)
Revenue	194,287	171,263	194,849
Operating expense	(86,033)	(86,871)	(67,323)
Finance income (cost)	(113,102)	(171,888)	(172,049)
Tax expense (income)	4,158	33,061	15,154
NET INCOME	(690)	(54,435)	(29,369)
Other comprehensive income	6,795	(0)	(0)
Comprehensive income	6,105	(54,435)	(29,369)
Cash flows from (used in) operating activities	45,249	127,510	22,097
Cash flows from (used in) investing activities	(7,364)	(31,095)	(208)
Cash flows from (used in) financing activities	(0)	(0)	(8,151)
Increase (decrease) in cash and cash equivalents after effect of exchange rate changes	37,885	96,415	13,738
Cash and cash equivalents at the beginning of the year	148,031	51,616	37,878
Cash and cash equivalents at the end of the year	185,916	148,031	51,616
U E G Araucaria [Member]
IfrsStatementLineItems [Line Items]
Assets	334,418	776,201
Current assets	97,586	515,430
Non-current assets	236,832	260,771
Liabilities	334,418	776,201
Current liabilities	45,115	221,853
Non-current liabilities	16,322	13,771
Equity	272,981	540,577
Revenue	98,508	2,250,577	589,909
Operating expense	(365,522)	(1,879,198)	(647,516)
Finance income (cost)	11,407	8,952	203
Tax expense (income)	(11,885)	(42,248)	(19,920)
NET INCOME	(267,492)	338,083	(77,324)
Other comprehensive income	(103)	(0)	(205)
Comprehensive income	(267,595)	338,083	(77,529)
Cash flows from (used in) operating activities	(94,401)	312,676	23,491
Cash flows from (used in) investing activities	(139,033)	(14,579)	1,317
Cash flows from (used in) financing activities	(147)	(64,331)	32,879
Increase (decrease) in cash and cash equivalents after effect of exchange rate changes	(233,581)	233,766	57,687
Cash and cash equivalents at the beginning of the year	298,572	64,806	7,119
Cash and cash equivalents at the end of the year	R$ 64,991	R$ 298,572	R$ 64,806